Taxation (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Component of income tax expenses
Current tax expense		¥ 2,600,406	¥ 2,035,822	¥ 1,420,693
Deferred tax (benefit)/expense		(438,043)	66,676	(147,285)
Income tax expenses	$ 332,349	¥ 2,162,363	¥ 2,102,498	¥ 1,273,408
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Permanent differences (as a percent)	(0.50%)	(0.50%)	(0.80%)	(1.50%)
Effect due to overseas tax-exempt entities (as a percent)	(0.50%)	(0.50%)	(0.10%)	(0.30%)
Effect of lower tax rate applicable to Software Enterprises, Key Software Enterprise and HNTEs (as a percent)	(16.20%)	(16.20%)	(13.30%)	(11.60%)
Change in valuation allowance (as a percent)	3.40%	3.40%	1.40%	1.90%
Effect of withholding income tax (as a percent)	5.40%	5.40%	2.90%	2.20%
Effective income tax rate (as a percent)	16.60%	16.60%	15.10%	15.70%
Net operating tax loss carry forwards
Net operating tax loss carry forwards		¥ 2,329,833
2018
Net operating tax loss carry forwards
Net operating tax loss carry forwards		142,614
2019
Net operating tax loss carry forwards
Net operating tax loss carry forwards		141,227
2020
Net operating tax loss carry forwards
Net operating tax loss carry forwards		117,944
2021
Net operating tax loss carry forwards
Net operating tax loss carry forwards		346,214
2022
Net operating tax loss carry forwards
Net operating tax loss carry forwards		¥ 1,581,834